Share-Based Compensation (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2016 shares	Mar. 30, 2011	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost from modification			$ 281	$ 741	$ 149
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan		2.50%
Options converted into liability award (in shares) | shares	1,117,380
Share-based compensation expense			3,303	2,788	6,163
Share-based compensation related income tax benefits			(688)	1,581	(678)
Initial Public Offering, Special Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			0	210	2,503
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation related to expired stock options in Additional paid-in capital			206	2,077
Stock-based compensation related to expired stock option units in Additional paid-in capital			926
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of stock options and restricted stock granted during period			$ 0	0	491
Number of employees affected by plan modification | employee			104
Incremental compensation cost from modification			$ 0
Weighted-average period of stock options recognized			7 months
Stock Option [Member] | 2011 Equity Incentive Plan Award Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated additional paid-in capital related to award modification			$ 5,820
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of stock options and restricted stock granted during period			$ 4,067	$ 5,844	$ 2,723
Weighted-average period of stock options recognized			2 years
Accrued Payroll and Other Liabilities [Member] | Stock Option [Member] | 2011 Equity Incentive Plan Award Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation related to award modification			$ 9
Second Anniversary Of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			40.00%
Three Years Following The Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Requisite service period			3 years
Third Anniversary of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fourth Anniversary of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fifth Anniversary of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%